Financial assets	12 Months Ended
Dec. 31, 2019
Disclosure of financial assets [abstract]
Financial assets [Text Block]

7. Financial assets

As part of the JV Transaction (notes 1 and 8), the Company subscribed to 204.9 million non-voting fixed redemption price redeemable preferences shares in JV Finco (the “preference shares”). The preference shares were issued at a par value of $1 per redeemable share, resulting in a face value of the preference shares of $204.9 million.

a) Redeemable preference shares with no fixed redemption date

	December 31, 2019	December 31, 2018
	$	$
Balance, beginning of year	153,651	-
Initial recognition of preferred shares at fair value	-	148,850
Fair value adjustment for the year	(35,626)	4,801
Redemption of preferred shares during the year	(10,000)	-
Balance, end of year	108,025	153,651

184.9 million of the preference shares, that the Company originally subscribed for as part of the JV Transaction, have no fixed redemption date. As these preference shares have no contractual fixed terms of repayment that arise on specified dates, they are measured at fair value through profit or loss at each reporting period-end. On closing of the JV Transaction, these preference shares were recognized at their fair value of $148.9 million as at July 31, 2018. On initial recognition, the Company estimated the fair value of the preference shares using a discounted cash flow model, discounting $184.9 million of forecasted future cash flows from the AGM at a discount rate of 6.5%.

During the year ended December 31, 2019, the JV redeemed $10.0 million of the preference shares, bringing the Company’s holding to 174.9 million preference shares in the JV (December 31, 2018 – 184.9 million preference shares).

As at December 31, 2019, the Company re-measured the fair value of the redeemable preference shares to $108.0 million in order to reflect management’s latest estimate of the future cash flows of the JV (see Impairment testing in note 8) at a discount rate of 8.4%. As a result, the Company recorded a downward fair value adjustment of $35.6 million in finance expense for the year ended December 31, 2019 (year ended December 31, 2018 – $4.8 million positive fair value adjustment recorded in finance income). These preference shares are classified as a Level 3 financial asset in the fair value hierarchy.

b) Redeemable preference shares with determinable redemption date

	December 31, 2019	December 31, 2018
	$	$
Balance, beginning of year	19,484	-
Initial recognition at fair value	-	19,231
Redemptions during the year	(20,000)	-
Accretion income for the year	516	253
Balance, end of year	-	19,484

The remaining preference shares (with an original face value of $20.0 million) were redeemable from JV Finco based on an agreed Esaase development milestone, but in any event to be paid by no later than December 31, 2019 (note 1). On closing of the JV Transaction, the $20.0 million preference shares were recognized at fair value using a discounted cash flow model. Management estimated the fair value of the $20.0 million preference shares by discounting the contractual future cash flows (assumed to be payable by December 31, 2019) at a discount rate of 2.7%, resulting in a fair value of $19.2 million as at July 31, 2018. Subsequent to initial recognition, these preference shares were measured at amortized cost.

On August 29, 2019, the Company received $10.0 million from Gold Fields based on the agreed Esaase development milestone, while a further $10.0 million was received on December 19, 2019, bringing the balance at December 31, 2019 to $nil (December 31, 2018 – $19.5 million).

For the year ended December 31, 2019, the Company recognized accretion income of $0.5 million in finance income in the Statement of Operations and Comprehensive Income (Loss) (year ended December 31, 2019 – $0.3 million).